Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2014
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)

16.Earnings Per Share (EPS)

Basic EPS – Common Shares:

Numerator	2012	2013	2014
Net income	$13,176,164	$15,307,658	$2,623,515
Less: Series B-1 Preferred Shares dividends	(1,238,516)	(1,077,090)	-
Less: Redemption of Series B-1 Preferred Shares	(1,762,511)	(2,062,788)	-
Less: Series C Preferred Shares dividends	-	(735,281)	(2,061,749)
Less: Income attributable to non-vested share awards	(189,769)	(270,783)	(12,208)
Net income available to common shareholders	$9,985,368	$11,161,716	$549,558

Denominator
Weighted average number of common shares outstanding, basic	17,980,980	23,587,529	28,636,900

Net income per common share, basic	$0.56	$0.47	$0.02

Diluted EPS – Common Shares:

Numerator	2012	2013	2014
Net income	$13,176,164	$15,307,658	$2,623,515
Less: Series B-1 Preferred Shares dividends	(1,238,516)	(1,077,090)	-
Less: Redemption of Series B-1 Preferred Shares	(1,762,511)	(2,062,788)	-
Less: Series C Preferred Shares dividends	-	(735,281)	(2,061,749)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	864,133	1,077,090	-
Less: Income attributable to non-vested share awards	-	(270,783)	(12,208)
Net income available to common shareholders	$11,039,270	$12,238,806	$549,558

Denominator
Weighted average number of common shares outstanding, basic	17,980,980	23,587,529	28,636,900
Effect of Series B-1 Preferred Shares, if converted to common shares	2,415,653	3,133,151	-
Weighted average number of common shares outstanding, diluted	20,396,633	26,720,680	28,636,900

Net income per common share, diluted	$0.54	$0.46	$0.02

Weighted Average Number of Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares – Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company’s Stock Incentive Plan, common shares issuable upon exercise of the Company’s outstanding warrants and common shares issuable upon conversion of all outstanding convertible preferred shares, are included in the shares outstanding under the treasury stock method, unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 505,500 (2013: 614,170, 2012: 532,333) non-vested share awards and 7,480,833 (2013: 1,333,333, 2012: 1,333,333) warrants in calculating dilutive EPS for its common shares as of December 31, 2014, as they were anti-dilutive.